Note 5 - Revenues - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts, Balance	$ 265	$ 265
Provision for losses on accounts receivable	32	36
Allowance for Credit Loss, Writeoff	(37)	(36)
Allowance for doubtful accounts, Balance	$ 260	$ 265